Summary of Significant Accounting Policies - Summary of Asset and Liabilities of the VIEs (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	¥ 148,756	¥ 153,418
Accounts receivable, net of allowance for doubtful accounts	30,903	7,687
Amounts due from related parties	80,464	82,225
Prepaid expenses and other current assets	53,450	21,803
Total current assets	373,173	265,133
Property and equipment, net	142,407	136,431
Intangible assets, net	48,976	50,705
Goodwill	40,218	40,218	¥ 40,218
Deferred tax assets	12,274	6,567
Other non-current assets	18,524	10,707
Total assets	636,072	515,361
Current liabilities
Contract liabilities	203,482	171,303
Deferred revenue from governments	13,770	17,789
Borrowings under financing arrangements	64,140	14,577
Accounts payable	8,064	11,207
Accrued expenses and other payables	91,253	77,591
Income tax payables	15,377	6,055
Amounts due to related parties	218,996	113,359
Total current liabilities	661,719	411,881
Contract liabilities	7,274	5,778
Deferred revenue from governments	12,370	4,032
Borrowings under financing arrangements	28,643	7,453
Deferred tax liabilities	11,933	12,323
Total liabilities	731,546	445,153
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash	138,375	130,785
Accounts receivable, net of allowance for doubtful accounts	20,407	7,674
Amounts due from related parties	238,621	129,639
Prepaid expenses and other current assets	30,959	12,732
Total current assets	428,362	280,830
Property and equipment, net	59,771	53,194
Intangible assets, net	44,858	47,932
Goodwill	40,218	40,218
Deferred tax assets	7,371	2,911
Other non-current assets	16,252	4,438
Total assets	596,832	429,523
Current liabilities
Contract liabilities	203,248	169,151
Deferred revenue from governments	13,770	17,789
Borrowings under financing arrangements	64,140	14,577
Accounts payable	3,655	4,331
Accrued expenses and other payables	68,078	67,167
Income tax payables	5,763	2,854
Amounts due to related parties	72,648	54,056
Total current liabilities	431,302	329,925
Contract liabilities	7,274	3,790
Deferred revenue from governments	12,370	4,032
Borrowings under financing arrangements	28,643	7,453
Other payables	6,276	2,760
Deferred tax liabilities	11,933	12,323
Total liabilities	¥ 497,798	¥ 360,283